Income Taxes - Schedule of Components of Deferred Income Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accrued expenses	¥ 3,599	¥ 6,511
Advertising expenses carry-forwards	38,652	58,288
Net operating loss carry-forwards	530,466	525,305
Total deferred tax assets	572,717	590,104
Less: valuation allowance	(559,702)	(504,591)
Deferred tax assets, net	13,015	85,513
Deferred tax liabilities
Deferred costs	(15,220)	(87,954)
Total deferred tax liabilities	¥ (15,220)	¥ (87,954)